Condensed Financial Information of the Parent Company (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
General and administrative expenses	$ (2,132,095)	$ (4,133,178)	$ (2,838,790)
Comprehensive income attributable to the Company	2,543,813	2,223,979	2,356,438
FAMI | Reportable legal entity
General and administrative expenses	(913,948)	(2,961,849)	(2,031,506)
Change in Fair value of derivative liability	873,767	419,649	0
Interest expenses	(445,766)	0	0
Amortization of debt issuance costs	(1,691,609)	(48,160)	0
Other expenses	(432)	(3,024)	(5,672)
Loss from operations	(2,177,988)	(2,593,384)	(2,037,178)
Equity in income of subsidiaries and VIE	4,721,801	4,817,363	4,395,592
Comprehensive income attributable to the Company	$ 2,543,813	$ 2,223,979	$ 2,358,414